Share Based Compensation (Details) - Schedule of Issued and Valued Options Using Black-Scholes Model - Options Held [Member]	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Issued and Valued Options Using Black-Scholes Model [Line Items]
Expected terms (in years)	4 years	3 years	3 years	4 years
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of Issued and Valued Options Using Black-Scholes Model [Line Items]
Expected volatility	45.00%	45.00%	45.00%	45.00%
Risk-free interest rate	4.60%	1.48%	1.48%	1.48%
Maximum [Member]
Schedule of Issued and Valued Options Using Black-Scholes Model [Line Items]
Expected volatility	52.00%	52.00%	52.00%	52.00%
Risk-free interest rate	5.46%	2.18%	2.18%	2.18%